Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	$ 610,752	$ 1,034,000
Prepaid Pension (Member)
Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets		460,732
Guarantee deposits [Member]
Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	547,607	506,316
Others [Member]
Schedule of Other Non-Current Assets [Line Items]
Other Non-Current Assets	$ 63,145	$ 66,952